FINANCE INCOME AND EXPENSES (Schedule of Financing Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Interest Income:
Short-term bank deposits | ₪			₪ 30	₪ 333	₪ 957
Interest Income of debentures held for trading | ₪			3,274	1,791	1,901
Other | ₪			16	(11)	(74)
Total interest Income | ₪			3,320	2,113	2,784
Other:
Changes in fair value of financial assets at fair values | ₪			7,760	1,924	186
Gain (loss) from non-tradable financial assets (see note 24i). | ₪			1,398	(7,734)
Foreign currency differences | ₪					13
Dividends | ₪			1,489	272	380
Total financing Income | ₪			₪ 17,937	₪ (3,425)	₪ 3,363
US Dollars [Member]
Interest Income:
Short-term bank deposits | $		$ 9
Interest Income of debentures held for trading | $		944
Other | $		5
Total interest Income | $		958
Other:
Changes in fair value of financial assets at fair values | $		2,238
Gain (loss) from non-tradable financial assets (see note 24i). | $		403
Foreign currency differences | $
Dividends | $		429
Total financing Income | $	[1]	$ 5,173

[1]	Convenience Translation into US Dollars.